Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.3%
134,787	iShares 20+ Year Treasury Bond ETF	$ 22,005,326	1 .9
290,180	iShares iBoxx Investment Grade Corporate Bond ETF	39,090,148	3 .4
935,910	Xtrackers USD High Yield Corporate Bond ETF	45,017,271	4 .0

	Total Exchange-Traded Funds
	(Cost $103,191,629)	106,112,745	9 .3

MUTUAL FUNDS: 89.8%
	Affiliated Investment Companies: 89.8%
5,783,316	Voya Emerging Markets Index Portfolio - Class P2	68,243,134	6 .0
24,432,303	Voya International Index Portfolio - Class P2	236,260,371	20 .7
4,062,711	Voya Russell Mid Cap Index Portfolio - Class P2	45,421,105	4 .0
13,291,872	Voya U.S. Bond Index Portfolio - Class P2	150,596,904	13 .2
30,298,575	Voya U.S. Stock Index Portfolio - Class P2	522,347,440	45 .9

	Total Mutual Funds
	(Cost $970,367,944)	1,022,868,954	89 .8

	Total Investments in Securities (Cost $1,073,559,573)	$ 1,128,981,699	99 .1
	Assets in Excess of Other Liabilities	10,557,812	0 .9
	Net Assets	$ 1,139,539,511	100 .0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$106,112,745	$–	$–	$106,112,745
Mutual Funds	1,022,868,954	–	–	1,022,868,954
Total Investments, at fair value	$1,128,981,699	$–	$–	$1,128,981,699
Other Financial Instruments+
Futures	817,655	–	–	817,655
Total Assets	$1,129,799,354	$–	$–	$1,129,799,354
Liabilities Table
Other Financial Instruments+
Futures	$(1,092,270)	$–	$–	$(1,092,270)
Total Liabilities	$(1,092,270)	$–	$–	$(1,092,270)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$66,981,587	$12,156,577	$(9,054,247)	$(1,840,783)	$68,243,134	$2,317,131	$(285,921)	$-
Voya High Yield Bond Fund - Class R6	-	9,017,864	(9,017,864)	-	-	53,401	711,335	-
Voya International Index Portfolio - Class P2	216,499,419	57,821,962	(20,046,753)	(18,014,257)	236,260,371	6,424,036	(6,220)	-
Voya Russell Mid Cap Index Portfolio - Class P2	43,248,421	15,591,247	(8,944,471)	(4,474,092)	45,421,105	638,275	(2,346,807)	5,866,118
Voya Russell Small Cap Index Portfolio - Class P2	21,935,604	3,860,817	(25,653,641)	(142,780)	-	-	(4,507,437)	-
Voya U.S. Bond Index Portfolio - Class P2	127,707,799	61,155,422	(39,285,875)	1,019,558	150,596,904	2,948,615	3,650,524	762,111
Voya U.S. Stock Index Portfolio - Class P2	501,008,926	93,902,017	(67,446,045)	(5,117,458)	522,347,440	1,317,754	12,690,084	19,338,867
	$977,381,756	$253,505,906	$(179,448,896)	$(28,569,812)	$1,022,868,954	$13,699,212	$9,905,556	$25,967,096

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	758	12/18/20	$57,016,760	$(1,021,182)
S&P 500® E-Mini	34	12/18/20	5,698,400	(32,915)
			$62,715,160	$(1,054,097)
Short Contracts:
Mini MSCI EAFE Index	(242)	12/18/20	(22,423,720)	689,780
Mini MSCI Emerging Markets Index	(105)	12/18/20	(5,714,625)	127,875
U.S. Treasury 10-Year Note	(239)	12/21/20	(33,347,969)	(38,173)
			$(61,486,314)	$779,482

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,080,662,148.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$60,822,420
Gross Unrealized Depreciation	(12,777,484)

Net Unrealized Appreciation	$48,044,936